DERIVATIVE WARRANT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2022 D $ / shares shares	Dec. 31, 2021 shares
DERIVATIVE WARRANT LIABILITIES
Warrants outstanding | shares	13,800,000	13,800,000
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60
Trading period after business combination used to measure dilution of warrant	20 days
Warrant exercise price adjustment multiple	115
Warrant redemption price adjustment multiple	180
Share PriceTrigger Used To Measure Dilution Of Warrant	$ 9.20
Redemptions of warrants when the price of Class A common stock equals or exceeds $18.00
DERIVATIVE WARRANT LIABILITIES
Warrant redemption condition minimum share price	18.00
Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00
DERIVATIVE WARRANT LIABILITIES
Warrant redemption condition minimum share price scenario two	10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Warrant
DERIVATIVE WARRANT LIABILITIES
Maximum period after business combination in which to file registration statement	20 days
Period of time within which registration statement is expected to become effective	60 days
Warrant | Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00
DERIVATIVE WARRANT LIABILITIES
Warrant redemption condition minimum share price scenario two	$ 10.00
Threshold consecutive trading days for redemption of public warrants	30 days
Redemption period	30 days
Private Placement Warrants
DERIVATIVE WARRANT LIABILITIES
Warrants outstanding | shares	10,280,000	10,280,000
Public Warrants
DERIVATIVE WARRANT LIABILITIES
Warrant exercise period condition one	30 days
Warrant exercise period condition two	12 months
Public Warrants expiration term	5 years
Restrictions on transfer period of time after business combination completion	30 days
Public Warrants | Redemptions of warrants when the price of Class A common stock equals or exceeds $18.00
DERIVATIVE WARRANT LIABILITIES
Warrant redemption condition minimum share price	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Threshold number of business days before sending notice of redemption to warrant holders | D	3
Redemption period	30 days